Stock Options, Stock Appreciation Rights and Warrants (Details 1) - Nonvested shares [Member] - 2003 Plan and 2014 Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Nonvested shares	10,000	10,000
Granted in Q1 2014			40,000
Number of shares vested	(10,000)	(10,000)	(30,000)
Number of Nonvested shares			10,000
Weighted Average Exercise Price, Nonvested shares	$ 1.80	$ 1.80
Weighted Average Exercise Price, Granted shares			$ 1.80
Weighted Average Exercise Price, Vested	$ 1.80	$ 1.80	1.80
Weighted Average Exercise Price, Nonvested shares			$ 1.80
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	4 years 3 months 18 days	4 years 3 months 18 days
Weighted Average Remaining Contractual Term, Granted (in years)			5 years
Weighted Average Remaining Contractual Term, Vested (in years)	4 years 3 months 18 days	4 years 3 months 18 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Term, Nonvested shares (in years)			4 years 3 months 18 days